Intangible Assets and Non-financial Assets Impairment - Impairment assessment (Parenthetical) (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement [line Items]
Impairment loss for intangible assets	₩ 79,593	₩ 249,450	₩ 82
Lighting CGU Produce OLED Lighting Product [member]
Statement [line Items]
Impairment loss for intangible assets		230,867
Display Produces Plastic OLED [member]
Statement [line Items]
Impairment loss for intangible assets		1,395,655
Recoverable amount		₩ 1,729,209
Decrease in discount rate		0.50%
Decrease in value in use		₩ 259,221
Percentage increase in value in use		15.00%
Percentage decrease in terminal growth rate		0.50%
Decrease in value in use		₩ 169,626
Percentage decrease in value in use		9.80%
Display CGU [member]
Statement [line Items]
Percentage decrease in terminal growth rate		1.39%
Recoverable amount exceeds its carrying amount	₩ 1,663,483	₩ 3,568,588
Percentage increase in discount rate	0.68%	1.06%